Borrowings (Details) - USD ($)		12 Months Ended
	Jul. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2025	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest on overdraft and term loan lending rate		15.00%
Minus a margin percentage		2.00%
Provided the collateral notarial bond		$ 4,080,555
Hypothecation over mining leases		15
Limited guarantee		8,500,000
Deposits		4,000,000
Deposits of least expected		$ 3,000,000
Borrowing penalty interest		3.00%
Received borrowings amount		$ 5,183,000	$ 2,516,000		$ 2,408,000
Received amount			1,500,000
Borrowing paid directly to suppliers finance lender		$ 1,100,000
Overdraft reclassification			1,100,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings range		7.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings range		13.00%
Zimbabwe Limited [Member]
Disclosure of detailed information about borrowings [line items]
Facility limit amount				$ 8,500,000
Facility Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Over existing borrowings		$ 3,500,000
Borrowings term loan		$ 2,500,000
Borrowing drawdown		24 months
Overdraft facility		$ 1,000,000
Premium Finance Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Finance insurance premiums	$ 700,000
Finance insurance premiums down payment	86,000
Total finance charges	$ 27,000
Total finance charges percentage	7.56%
Received borrowings amount		3,980,000
Received amount			$ 860,000
Overdraft reclassification		$ 1,000,000
Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing drawdown		12 months
Overdraft facility		$ 1,500,000